Statements of Changes in Sharholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit	Total
Balance at Jun. 30, 2007				$ 8,500
			(7,856)	(7,856)
Balance at Jun. 30, 2008			(7,856)	4,644
Balance at Nov. 30, 2007
Common stock issued for cash	1,000			1,000
Common stock issued for cash (in Shares)	100,000
Common stock issued for services	3,000			3,000
Common stock issued for services (in Shares)	300,000
Balance at Jun. 30, 2008	12,500			4,644
Balance (in Shares) at Jun. 30, 2008	1,250,000
Balance at Jun. 30, 2009	12,500		(8,293)	4,207
Balance (in Shares) at Jun. 30, 2009	1,250,000
			(435)	(435)
Balance at Jun. 30, 2010	12,500		(8,728)	3,772
Balance (in Shares) at Jun. 30, 2010	1,250,000
Balance at Jan. 21, 2007
Common stock issued for cash	1,000			1,000
Common stock issued for cash (in Shares)	100,000
Balance at Jun. 30, 2007	8,500			8,500
Balance (in Shares) at Jun. 30, 2007	850,000
Balance at Apr. 30, 2007
Common stock issued for cash	1,000			1,000
Common stock issued for cash (in Shares)	100,000			100,000
Balance at Jun. 30, 2007	8,500			8,500
Balance (in Shares) at Jun. 30, 2007	850,000
Balance at May. 31, 2007
Common stock issued for cash	3,000			3,000
Common stock issued for cash (in Shares)	300,000			300,000
Common stock issued for services	3,500			3,500
Common stock issued for services (in Shares)	350,000			350,000
Balance at Jun. 30, 2007	8,500			8,500
Balance (in Shares) at Jun. 30, 2007	850,000
Balance at Jun. 30, 2008			(7,856)	4,644
			(437)	(437)
Balance at Jun. 30, 2009	12,500		(8,293)	4,207
Balance (in Shares) at Jun. 30, 2009	1,250,000
Balance at Sep. 30, 2011
Common stock issued for cash	1,000	1,000		2,000
Common stock issued for cash (in Shares)	100,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at Oct. 31, 2011
Common stock issued for cash	14,000	14,000		28,000
Common stock issued for cash (in Shares)	1,400,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at Nov. 30, 2011
Common stock issued for cash	1,000	1,000		2,000
Common stock issued for cash (in Shares)	100,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at Dec. 31, 2011
Common stock issued for acquisition of mining lease	5,000	5,000		10,000
Common stock issued for acquisition of mining lease (in Shares)	500,000
Common stock issued for services	5,600	5,600		11,200
Common stock issued for services (in Shares)	560,000			560,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at Jan. 31, 2012
Common stock issued for acquisition of mining lease	1,000	1,000		2,000
Common stock issued for acquisition of mining lease (in Shares)	100,000
Common stock issued for services	1,760	7,040		8,800
Common stock issued for services (in Shares)	176,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at Feb. 29, 2012
Common stock issued for cash	1,500	13,500		15,000
Common stock issued for cash (in Shares)	150,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at Mar. 31, 2012
Common stock issued for cash	11,000	99,000		110,000
Common stock issued for cash (in Shares)	1,100,000			1,100,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at Apr. 30, 2012
Common stock issued for cash	3,500	31,500		35,000
Common stock issued for cash (in Shares)	350,000			350,000
Balance at Jun. 30, 2012	59,860	169,190		119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Balance at May. 31, 2012
Common stock issued for services	2,000	18,000		20,000
Common stock issued for services (in Shares)	200,000			200,000
Share issuance cost - Private placement fees		(10,000)		(10,000)
Share issuance cost - Legal fees		(17,450)		(17,450)
			(101,078)	(101,078)
Balance at Jun. 30, 2012	59,860	169,190	(109,806)	119,244
Balance (in Shares) at Jun. 30, 2012	5,986,000
Common stock issued for cash	13,250	119,250		132,500
Common stock issued for cash (in Shares)	1,325,000
Common stock issued for acquisition of mining lease	3,000	27,000		30,000
Common stock issued for acquisition of mining lease (in Shares)	300,000
Share issuance cost - Private placement fees		(18,075)		(18,075)
Share issuance cost - Legal fees		(5,000)		(5,000)
				(114,294)
Balance at Jun. 30, 2013	76,610	296,865		149,375
Balance (in Shares) at Jun. 30, 2013	7,661,000
Balance at Jan. 31, 2013
Common stock issued for acquisition of mining lease	500	4,500		5,000
Common stock issued for acquisition of mining lease (in Shares)	50,000
			(114,294)	(114,294)
Balance at Jun. 30, 2013	76,610	296,865	(224,100)	149,375
Balance (in Shares) at Jun. 30, 2013	7,661,000
Common stock issued for acquisition of mining lease	1,000	9,000		10,000
Common stock issued for acquisition of mining lease (in Shares)	100,000			100,000
			(57,603)	(57,603)
Balance at Sep. 30, 2013	$ 77,610	$ 305,865	$ (281,703)	$ 101,772
Balance (in Shares) at Sep. 30, 2013	7,761,000